ACCOUNTS RECEIVABLE, NET - Movements in allowance for credit losses (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts Notes And Loans Receivable [Line Items]
Balance of the beginning of the year	¥ 8,840,708	$ 1,245,188	¥ 3,763,286
Provision	12,377,993	1,743,404	29,405,627
Write-off	(19,191,203)	(2,703,025)	(24,328,205)
Balance of the end of the year	3,532,016	497,474	8,840,708
Adjustment
Accounts Notes And Loans Receivable [Line Items]
Balance of the beginning of the year	¥ 1,504,518	$ 211,907	0
Balance of the end of the year			¥ 1,504,518